Property and equipment and right-of-use assets - Carrying Amounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,526,937
Ending balance	6,441,304	$ 6,526,937
Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,287,258
Ending balance	4,316,306	5,287,258
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,239,679
Ending balance	2,124,998	1,239,679
Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,521,254
Ending balance	1,374,581	1,521,254
Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	51,197
Ending balance	22,962	51,197
Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	645,017
Ending balance	542,870	645,017
Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,069,790
Ending balance	2,375,893	3,069,790
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,710,911	8,845,239
Reclassification		0
Additions	1,832,879	1,165,227
Disposals/reassessments	(759,479)	(19,966)
Lease reassessments		225,761
Foreign exchange impact	467,007	(505,350)
Ending balance	11,251,318	9,710,911
Cost | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,351,549	6,680,440
Reclassification		0
Additions	37,186	1,165,227
Disposals/reassessments	(22,437)	(19,966)
Lease reassessments		0
Foreign exchange impact	365,617	(474,152)
Ending balance	7,731,915	7,351,549
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,359,362	2,164,799
Reclassification		0
Additions	1,795,693	0
Disposals/reassessments	(737,042)	0
Lease reassessments	1,800,000	225,761
Foreign exchange impact	101,390	(31,198)
Ending balance	3,519,403	2,359,362
Cost | Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,880,133	677,277
Reclassification		258,281
Additions	0	957,367
Disposals/reassessments	0	(12,792)
Lease reassessments		0
Foreign exchange impact	0	0
Ending balance	1,880,133	1,880,133
Cost | Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	197,524	199,503
Reclassification		0
Additions	0	0
Disposals/reassessments	0	(1,979)
Lease reassessments		0
Foreign exchange impact	0	0
Ending balance	197,524	197,524
Cost | Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	982,107	1,082,065
Reclassification		(258,281)
Additions	32,794	198,953
Disposals/reassessments	(22,437)	0
Lease reassessments		0
Foreign exchange impact	36,374	(40,630)
Ending balance	1,028,838	982,107
Cost | Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,291,785	4,721,595
Reclassification		0
Additions	4,392	8,907
Disposals/reassessments	0	(5,195)
Lease reassessments		0
Foreign exchange impact	329,243	(433,522)
Ending balance	4,625,420	4,291,785
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,183,974)	(1,151,370)
Reclassification		0
Disposals/reassessments	636,490	15,451
Charge	(2,087,872)	(2,149,292)
Foreign exchange impact	(174,658)	101,237
Ending balance	(4,810,014)	(3,183,974)
Accumulated depreciation | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,064,291)	(680,083)
Reclassification		0
Disposals/reassessments	18,355	15,451
Charge	(1,266,037)	(1,499,153)
Foreign exchange impact	(103,636)	99,494
Ending balance	(3,415,609)	(2,064,291)
Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,119,683)	(471,287)
Reclassification		0
Disposals/reassessments	618,135	0
Charge	(821,835)	(650,139)
Foreign exchange impact	(71,022)	1,743
Ending balance	(1,394,405)	(1,119,683)
Accumulated depreciation | Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(358,879)	(58,849)
Reclassification		(258,281)
Disposals/reassessments	0	12,792
Charge	(146,673)	(54,541)
Foreign exchange impact	0	0
Ending balance	(505,552)	(358,879)
Accumulated depreciation | Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(146,327)	(111,251)
Reclassification		0
Disposals/reassessments	0	1,979
Charge	(28,235)	(37,055)
Foreign exchange impact	0	0
Ending balance	(174,562)	(146,327)
Accumulated depreciation | Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(337,090)	(116,529)
Reclassification		258,281
Disposals/reassessments	18,355	0
Charge	(131,179)	(488,010)
Foreign exchange impact	(36,054)	9,168
Ending balance	(485,968)	(337,090)
Accumulated depreciation | Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,221,995)	(393,454)
Reclassification		0
Disposals/reassessments	0	680
Charge	(959,950)	(919,547)
Foreign exchange impact	(67,582)	90,326
Ending balance	(2,249,527)	(1,221,995)
Accumulated depreciation | Exploration and Evaluation Asset | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Charge	$ (739,355)	$ (758,781)